Fair Value - Nonrecurring Hierarchy (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned, net	$ 2,429	$ 1,293
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other real estate owned, net	0	0
Total assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other real estate owned, net	0	0
Total assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	1,384	1,616
Other real estate owned, net	2,429	1,293
Total assets, Fair Value Disclosure, Nonrecurring	$ 3,813	$ 2,909